Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Otter Creek Long/Short Opportunity Fund
Class Name	Investor Class
Trading Symbol	OTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
Additional Information Phone Number	(855) 681-5261
Additional Information Website	https://www.ottercreekfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	1.80%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
During the 12-month period ended October 31, 2024, the fund posted positive returns as the public markets experienced a period of strong returns driven by corporate earnings and excess liquidity.
The funds’ overweight exposure to information technology and industrials were the main drivers of performance as investors began to focus on the transformational effects of Artificial Intelligence (A.I.). We were fortunate to be early investors in the transformation of the electrical grid, data centers and areas that benefit from the secular tailwind.
Tactically as we end the year, we have begun to reduce our exposure to hardware-related opportunities and are focusing our attention on opportunities that may benefit from A.I. that currently are misunderstood or underestimated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	21.19	6.58	4.45
60 S&P 500 /40 Bloomberg Aggregate Blend	26.44	9.13	8.52
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend	23.17	7.45	7.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ottercreekfunds.com/ for more recent performance information. Visit https://www.ottercreekfunds.com/ for more recent performance information.
Net Assets	$ 151,021,032
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,732,336
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$151,021,032
Number of Holdings	66
Net Advisory Fee	$1,732,336
Portfolio Turnover	237%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Parsons Corp.	5.3%
Vertiv Holdings Co.	5.3%
Meta Platforms, Inc.	5.2%
Coherent Corp.	4.8%
Tetra Tech, Inc.	4.4%
Quanta Services, Inc.	4.3%
Amazon.com, Inc.	4.2%
Baldwin Insurance Group, Inc.	4.0%
Alphabet, Inc.	4.0%
Fiserv, Inc.	3.9%

Top Sectors	(% of Net Assets)
Technology	22.5%
Industrials	19.9%
Financials	17.7%
Communications	9.3%
Health Care	4.9%
Industrial	0.0%
Materials	-1.0%
Consumer Discretionary	-4.4%
Consumer Staples	-5.0%
Cash & Other	36.1%

Updated Prospectus Web Address	https://www.ottercreekfunds.com/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Otter Creek Long/Short Opportunity Fund
Class Name	Institutional Class
Trading Symbol	OTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
Additional Information Phone Number	(855) 681-5261
Additional Information Website	https://www.ottercreekfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$172	1.55%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
During the 12-month period ended October 31, 2024, the fund posted positive returns as the public markets experienced a period of strong returns driven by corporate earnings and excess liquidity.
The funds’ overweight exposure to information technology and industrials were the main drivers of performance as investors began to focus on the transformational effects of Artificial Intelligence (A.I.). We were fortunate to be early investors in the transformation of the electrical grid, data centers and areas that benefit from the secular tailwind.
Tactically as we end the year, we have begun to reduce our exposure to hardware-related opportunities and are focusing our attention on opportunities that may benefit from A.I. that currently are misunderstood or underestimated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	21.45	6.85	4.71
60 S&P 500 /40 Bloomberg Aggregate Blend	26.44	9.13	8.52
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend	23.17	7.45	7.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ottercreekfunds.com/ for more recent performance information. Visit https://www.ottercreekfunds.com/ for more recent performance information.
Net Assets	$ 151,021,032
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,732,336
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$151,021,032
Number of Holdings	66
Net Advisory Fee	$1,732,336
Portfolio Turnover	237%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Parsons Corp.	5.3%
Vertiv Holdings Co.	5.3%
Meta Platforms, Inc.	5.2%
Coherent Corp.	4.8%
Tetra Tech, Inc.	4.4%
Quanta Services, Inc.	4.3%
Amazon.com, Inc.	4.2%
Baldwin Insurance Group, Inc.	4.0%
Alphabet, Inc.	4.0%
Fiserv, Inc.	3.9%

Top Sectors	(% of Net Assets)
Technology	22.5%
Industrials	19.9%
Financials	17.7%
Communications	9.3%
Health Care	4.9%
Industrial	0.0%
Materials	-1.0%
Consumer Discretionary	-4.4%
Consumer Staples	-5.0%
Cash & Other	36.1%

Updated Prospectus Web Address	https://www.ottercreekfunds.com/